Partners' Equity:	6 Months Ended
Jun. 30, 2017
Partners' Equity
Partners' Equity:

9. Partners’ Equity:

Conversion of Sponsor’s Subordinated Units into Common Units:

On January 23, 2017, upon payment by the Partnership to its common unitholders of the quarterly distribution in respect of the fourth quarter of 2016 and upon satisfaction of certain other conditions defined and set forth in the Partnership’s Third Amended and Restated Limited Partnership Agreement (the “Partnership Agreement”), the Partnership’s subordination period expired and, accordingly, the Sponsor’s 14,985,000 issued and outstanding subordinated units representing limited partner interests in the Partnership were converted into common units on a one-for-one basis. The Partnership Agreement prescribes that, upon the expiration of the subordination period, arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters no longer accrue and that the subordinated units participate pro rata with other common units in distributions of available cash. Following this conversion, the Sponsor as of June 30, 2017, owns 15,595,000 common units, representing a 43.9% interest in the Partnership, excluding its General Partner interest. No cash consideration was paid in connection with this conversion.

As of June 30, 2017, following the conversion of the Sponsor’s subordinated units to common, discussed above, the Partnership had 35,490,000 common units, 3,000,000 Series A Preferred Units and 35,526 general partner units issued and outstanding.

Common and General Partner unit distribution provisions:

After the subordination period, which expired on December 31, 2016, the Partnership pays distributions in the following manner:

•     first, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until there has been distributed in respect of each common unit an amount equal to the minimum quarterly distribution of a specified dollar amount; and

•second, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until each unit has received an aggregate distribution of a specified dollar amount.

The percentage allocations of available cash from operating surplus among the common and subordinated unitholders, the General Partner and the holders of the incentive distribution rights up to the various target distribution levels is illustrated below:

	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$0.365	99.9%	0.1%	0.0%
First Target Distribution	up to $0.420	99.9%	0.1%	0.0%
Second Target Distribution	above $0.420 up to $0.456	85.0%	0.1%	14.9%
Third Target Distribution	Above $0.456 up to $0.548	75.0%	0.1%	24.9%
Thereafter	above $0.548	50.0%	0.1%	49.9%

Under the partnership agreement, the holder of the incentive distribution rights in the Partnership, which is currently the General Partner, assuming that there are no cumulative arrearages on common unit distributions, has the right to receive an increasing percentage of cash distributions after the first target distribution.

Preferred Units distribution and redemption provisions:

Distributions on the Series A Preferred Units are cumulative from the date of original issue and are payable quarterly on February 12, May 12, August 12 and November 12, of each year, subject to the discretion of the Partnership’s Board of Directors. Distributions are payable out of amounts legally available at a distribution rate of 9.00% per annum of the stated liquidation preference.

Any time on or after August 12, 2020, the Series A Preferred Units may be redeemed, in whole or in part, at the issuer’s option, out of amounts legally available thereof, at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption.

The Series A Preferred Units represent perpetual equity interests in the Partnership, unlike the Partnership’s indebtedness, do not give rise to a claim for payment of a principal amount at a particular date. The Series A Preferred Units rank senior to the Partnership’s common units and to each other class or series of limited partner interests or other equity established after the original issue date of the Series A Preferred Units that is not expressly made senior to or on a parity with the Series A Preferred Units as to payment of distributions. The Series A Preferred Units rank junior to all of the Partnership’s indebtedness.

Common and preferred unit distributions:

On January 1, 2017, the Board of Directors unanimously approved a quarterly cash distribution, for the fourth quarter of 2016 of $0.4225 per common and subordinated unit, or $15.0 million which, on January 19, 2017, was paid to all unitholders of record as of January 11, 2017.

On January 19, 2017, the Partnership’s Board of Directors further declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from November 12, 2016 to February 11, 2017. The cash distribution was paid on February 13, 2017 to all Series A preferred unitholders of record as of February 5, 2017.

On April 12, 2017, the Partnership’s Board of Directors announced a quarterly cash distribution of $0.4225, or $15.0 million, per common unit in respect of the first quarter of 2017. This cash distribution was paid on April 28, 2017, to all common unitholders of record as of April 21, 2017.

On April 21, 2017, the Partnership’s Board of Directors announced a cash distribution of $0.5625 per unit of its Series A Preferred Units for the period from February 12, 2017 to May 11, 2017, which was paid on May 12, 2017, to all unitholders of record as of May 5, 2017.

General Partner Distributions:

During both the six months ended June 30, 2017 and 2016, the Partnership paid to its General Partner and holder of the incentive distribution rights in the Partnership an amount of $64.